PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of property and equipment, net

Property and equipment, net consist of the following:

	As of September 30,	As of March 31,
	2022	2023
Cost:
Vehicle	2,269	2,269
Office furniture, fixtures and equipment	922	922
	3,191	3,191
Less: Accumulated depreciation	(2,691)	(2,849)
	500	342